Cash equivalents (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents:
Short-term transactions and low risk of change in its value	[1]	R$ 16,011,548	R$ 8,298,083	R$ 1,316,299

[1]	The Amount refers to investments in the open market (repurchase agreements) and investments in interbank deposits (CDI) at